Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $2.50 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	44.28
Maximum Aggregate Offering Price	$ 221,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,575.34
Offering Note	(a) Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement also covers such additional and indeterminate number of shares as may become issuable because of the provisions of the CNA Financial Corporation Incentive Compensation Plan, relating to adjustments for changes resulting from a stock dividend, stock split or similar change. (b) Estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee. The price of $44.28 per share represents the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on May 6, 2026.